INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Income Tax Disclosure [Abstract]
Income tax expense	$ 183,000	$ 0	$ 183,000	$ 0	$ 292,529
Effective tax rate	8.20%	0.00%	9.40%	0.00%	(2.39%)	0.00%
Statutory tax rate			21.00%		21.00%	21.00%